Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Schedule of Company’s Revenues Disaggregated by Service Lines

The following table presents the Group’s revenues disaggregated by service lines for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Operating revenues
- Brokerage services
Independent Third Parties	2,806,930	3,904,853	2,633,613	2,048,069
Related Parties	11,000	2,100	-	-
	2,817,930	3,906,953	2,633,613	2,048,069
- Property Management
Independent Third Parties	846,726	4,182,808	5,985,890	4,655,020

- Emerging and other services
Independent Third Parties	828,509	2,791,254	3,298,455	2,565,094
Related Parties	511,328	5,020	-	-
	1,339,837	2,796,274	3,298,455	2,565,094
- Digital Marketing Services
Independent Third Parties	-	-	323,525	251,594

Total operating revenues	5,004,493	10,886,035	12,241,483	9,519,777